Share Options Outstanding - Additional Information (Detail) $ / shares in Units, $ in Thousands		6 Months Ended	7 Months Ended	12 Months Ended
	Jun. 23, 2022 shares	Jun. 30, 2021 USD ($)	Jan. 31, 2022	Jun. 30, 2022 USD ($) shares $ / shares	Jun. 30, 2021 USD ($) shares	Jun. 30, 2020 USD ($) $ / shares shares	Jun. 30, 2021 $ / shares	Jun. 30, 2020 $ / shares	Jun. 30, 2019 $ / shares	Jun. 30, 2019 $ / shares
Schedule Of Share Based Compensation Stock Options Activity [Line Items]
Borrowings net of unamortized issuance costs		$ 37,369		$ 88,269	$ 37,369
Equity settled share-based compensation expense				12,339	3,122
Share based compensation expense relating to option modification				6,400
FBT tax expense relating to option modification				5,600
Cash settled share-based compensation expense				15,849	5,249
Cash settled share based compensation liability				200
Share based compensation total benefit				21,600
Share based payment arrangement, expense				$ 400	$ 5,200
Share based compensation arrangement by share based payment award vesting date				Jun. 23, 2025
Stock Appreciation Rights (SARs) [Member]
Schedule Of Share Based Compensation Stock Options Activity [Line Items]
Share based compensation arrangement by share based payment award vesting description				The share appreciation right vests upon the occurrence of an entitlement event or 7 years whichever is earlier.
Share-based compensation arrangement by share-based payment award, shares issued in period | shares					1,584,077	27,451
Weighted average fair value | $ / shares							$ 8.74	$ 2.46		$ 2.46
Performance Rights [Member]
Schedule Of Share Based Compensation Stock Options Activity [Line Items]
Share-based compensation arrangement by share-based payment award, shares issued in period | shares	1,400,000
Weighted average fair value | $ / shares				$ 6.15
Share based compensation arrangement by share based payment award vesting date				Oct. 14, 2022
Share based compensation arrangement by share based payment award options outstanding weighted average grant date fair value | $ / shares				$ 0
Loan Funded Share Plan [Member]
Schedule Of Share Based Compensation Stock Options Activity [Line Items]
Equity settled share-based compensation expense					$ 15,000
Share-based payment arrangement, nonvested award, cost not yet recognized, amount		9,600			9,600
Share-based payment arrangement, expense, tax benefit					0
Share based compensation expense recognized as part of assets		0			0
Share based compensation arrangement by share based payment award options outstanding weighted average grant date fair value | $ / shares				$ 0.82		$ 1.44			$ 1.44
Shadow Equity Plan [Member]
Schedule Of Share Based Compensation Stock Options Activity [Line Items]
Equity settled share-based compensation expense					10,600
Share-based payment arrangement, nonvested award, cost not yet recognized, amount		5,200			5,200
Share-based payment arrangement, expense, tax benefit		0
Share based compensation expense recognized as part of assets		0			0
Entitlement event expected timing period			7 months
Cash settled share-based compensation expense					$ 5,400
Issuance of DCFC Common Stock related to the Shadow Equity Plan | shares					1,175,601
Cash settled share based compensation liability		5,300		$ 200	$ 5,300
Limited Recourse Loans Payable [Member]
Schedule Of Share Based Compensation Stock Options Activity [Line Items]
Long term debt term				7 years
Borrowings net of unamortized issuance costs		$ 15,000			$ 15,000	$ 3,700
Debt instrument conversion factor | shares				1.4716625